FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

NOTE 30. FAIR VALUE OF ASSETS AND LIABILITIES

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	15,571,214	15,571,214	7,670,749	7,670,749
Debt instruments at fair value through OCI	8,238,981	8,238,981	3,904,857	3,904,857
Debt instruments at amortized cost	5,154,601	5,200,688	4,018,724	4,011,398
Derivative financial instruments	2,800,719	2,800,719	1,902,955	1,902,955
Equity securities at fair value	588,207	588,207	1,228,424	1,228,424
Loans and advances to customers, net	174,793,687	183,162,834	171,353,348	174,326,657
Investment property	2,839,350	2,839,350	1,992,964	1,992,964
Investments in associates(1)	1,263,765	1,263,765	1,249,818	1,249,818
Total	211,250,524	219,665,758	193,321,839	196,287,822
Liabilities
Deposits by customers	(180,820,793)	(182,022,114)	(157,205,312)	(158,235,896)
Interbank deposits	(762,574)	(762,574)	(1,363,679)	(1,363,679)
Repurchase agreements and other similar secured borrowing	(2,216,163)	(2,216,163)	(1,313,737)	(1,313,737)
Derivative financial instruments	(2,381,326)	(2,381,326)	(1,860,812)	(1,860,812)
Borrowings from other financial institutions	(11,202,126)	(11,202,126)	(13,959,343)	(13,959,343)
Preferred shares	(584,204)	(602,987)	(584,204)	(673,564)
Debt instruments in issue	(19,126,593)	(20,530,091)	(19,921,515)	(20,966,755)
Total	(217,093,779)	(219,717,381)	(196,208,602)	(198,373,786)
(1)	It corresponds investments in associates P.A Viva Malls. See Note 8 Investments in associates and joint ventures

•      Fair value hierarchy

IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS the financial instruments are classified as follows:

Level 1: Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.

•      Valuation process for fair value measurements

The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia) to the Bank. All methodologies and procedures developed by the pricing services provider are supervised by the SFC, which has not objected to them.

On a daily basis, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.

Fair value measurement

Assets and liabilities

a. Debt instruments

The Bank assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over-the-counter such as certain bonds issued by other financial institutions, the Bank generally determines fair value utilizing internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.

b. Equity securities

The Bank performs the market price valuation of its investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.

c. Derivative financial instruments

The Bank holds positions in standardized derivatives, such as futures over local stocks, and over the representative exchange rate (TRM). These instruments are evaluated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.

Additionally, the Bank holds positions in OTC derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider.

The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves and correlation of such inputs.

d. Credit valuation adjustment

The Bank measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option and forward derivatives.

Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. The Bank attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements. The agreements allow to offset or bring net amounts that are liabilities, derivates from transactions carried out by the different agreements. Master netting agreements take different forms and may allow payments to be made under a variety of other master agreements or other negotiation agreements between the same parties; some may have a monthly basis and others only apply at the time the agreements are terminated.

When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.

The Bank generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (“CDS”). The credit-risk adjustment for derivatives transacted with non-public counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in Colombia. The Bank also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if the Bank believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Bank’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by the Bank in foreign currency. For derivatives transacted with local financial institutions, the Bank calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and released in the Colombian financial market.

e. Impaired loans measured at fair value

The Bank measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third party experts, depending on the type of underlying asset.

For vehicles under leasing arrangements, the Bank uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.

Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.

For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.

For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.

f. Assets held for sale measured at fair value less cost of sale

The Bank measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases the fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.

g. Mortgage-backed securities (“TIPS”) and Asset-Backed securities

The Bank invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.

TIPS are part of the Bank portfolio and its fair value is measured with published price by the official pricing services provider. These securities are leveled by margin and are assigned level 2 or 3 based on the Precia information.

Residual TIPS have their fair value measured using the discounted flow method, taking into account the amortization tables of the Titularizadora Colombiana, the betas in COP and UVR of Precia (used to construct the curves) and the margins; when they are residual TIPS of subordinated issues, a liquidity premium is applied. These securities are assigned level 3.

h. Investments in associates measured at fair value

The Bank recognizes its investment in PA Viva Malls as an associate at fair value. The estimated amount is provided by the fund manager as the variation of the units according to the units owned by the Fondo Colombia Inmobiliario. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.

i. Investment property

The Bank’s investment property is valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.

Assets and liabilities measured at fair value on a recurring basis

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019:

Financial Assets
	December 31, 2020				December 31, 2019
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	9,177,665	1,262,313	-	10,439,978	5,248,352	440,590	-	5,688,942
Securities issued or secured by government entities	-	72,401	-	72,401	-	71,792	-	71,792
Securities issued by other financial institutions	138,101	461,349	122,285	721,735	97,107	501,724	126,049	724,880
Securities issued by foreign governments	3,211,372	1,023,427	-	4,234,799	683,469	392,762	-	1,076,231
Corporate bonds	25,161	66,348	10,792	102,301	37,856	69,018	2,030	108,904
Total debt instruments at fair value through profit or loss	12,552,299	2,885,838	133,077	15,571,214	6,066,784	1,475,886	128,079	7,670,749
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	2,552,041	-	2,552,041	-	-	-	-
Securities issued by other financial institutions	230,095	542,640	-	772,735	87,010	167,015	-	254,025
Securities issued by foreign governments	2,561,302	2,253,751	-	4,815,053	2,207,864	1,387,909	-	3,595,773
Corporate bonds	62,556	36,596	-	99,152	45,606	9,453	-	55,059
Total debt instruments at fair value through OCI	2,853,953	5,385,028	-	8,238,981	2,340,480	1,564,377	-	3,904,857
Total debt instruments	15,406,252	8,270,866	133,077	23,810,195	8,407,264	3,040,263	128,079	11,575,606
Equity securities
Equity securities	90,988	51,863	445,356	588,207	78,487	70,237	1,079,700	1,228,424
Total equity securities	90,988	51,863	445,356	588,207	78,487	70,237	1,079,700	1,228,424
Derivative financial instruments
Forwards
Foreign exchange contracts	-	582,282	392,843	975,125	-	479,407	235,958	715,365
Equity contracts	-	1,688	-	1,688	-	2,001	142	2,143
Total forwards	-	583,970	392,843	976,813	-	481,408	236,100	717,508
Swaps
Foreign exchange contracts	-	794,202	152,851	947,053	-	645,891	111,405	757,296
Interest rate contracts	30,146	673,723	136,173	840,042	4,571	311,928	56,054	372,553
Total swaps	30,146	1,467,925	289,024	1,787,095	4,571	957,819	167,459	1,129,849
Options
Foreign exchange contracts	22	2,277	34,512	36,811	144	8,537	46,917	55,598
Total options	22	2,277	34,512	36,811	144	8,537	46,917	55,598
Total derivative financial instruments	30,168	2,054,172	716,379	2,800,719	4,715	1,447,764	450,476	1,902,955
Investment properties
Lands	-	-	256,195	256,195	-	-	268,245	268,245
Buildings	-	-	2,583,155	2,583,155	-	-	1,724,719	1,724,719
Total investment properties	-	-	2,839,350	2,839,350	-	-	1,992,964	1,992,964
Investment in associates at fair valure
P.A Viva Malls	-	-	1,263,765	1,263,765	-	-	1,249,818	1,249,818
Total investment in associates at fair value	-	-	1,263,765	1,263,765	-	-	1,249,818	1,249,818
Total	15,527,408	10,376,901	5,397,927	31,302,236	8,490,466	4,558,264	4,901,037	17,949,767

Financial liabilities
	December 31, 2020				December 31, 2019
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(823,360)	(57,254)	(880,614)	-	(658,776)	(109,239)	(768,015)
Equity contracts	-	(15,333)	-	(15,333)	-	(4,147)	(199)	(4,346)
Total forwards	-	(838,693)	(57,254)	(895,947)	-	(662,923)	(109,438)	(772,361)
Swaps
Foreign exchange contracts	-	(581,120)	(34,505)	(615,625)	-	(642,206)	(10,404)	(652,610)
Interest rate contracts	(26,940)	(773,774)	(2,439)	(803,153)	(6,895)	(369,070)	(1,376)	(377,341)
Total swaps	(26,940)	(1,354,894)	(36,944)	(1,418,778)	(6,895)	(1,011,276)	(11,780)	(1,029,951)
Options
Foreign exchange contracts	(17)	(66,584)	-	(66,601)	-	(58,500)	-	(58,500)
Total options	(17)	(66,584)	-	(66,601)	-	(58,500)	-	(58,500)
Total derivative financial instruments	(26,957)	(2,260,171)	(94,198)	(2,381,326)	(6,895)	(1,732,699)	(121,218)	(1,860,812)
Total	(26,957)	(2,260,171)	(94,198)	(2,381,326)	(6,895)	(1,732,699)	(121,218)	(1,860,812)

Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position, but for which the fair value is disclosed at December 31, 2020 and 2019:

Assets
	December 31, 2020				December 31, 2019
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	131,530	-	-	131,530	93,033	-	-	93,033
Securities issued or secured by government entities	-	-	2,423,639	2,423,639	-	345,239	1,452,231	1,797,470
Securities issued by other financial institutions	238,317	-	32,428	270,745	145,798	-	63,773	209,571
Securities issued by foreign governments	239,623	150,667	-	390,290	169,423	141,282	-	310,705
Corporate bonds	644,745	13,265	1,326,474	1,984,484	394,055	12,873	1,193,691	1,600,619
Total – Debt instruments	1,254,215	163,932	3,782,541	5,200,688	802,309	499,394	2,709,695	4,011,398
Loans and advances to customers, net	-	-	183,162,834	183,162,834	-	-	174,326,657	174,326,657
Total	1,254,215	163,932	186,945,375	188,363,522	802,309	499,394	177,036,352	178,338,055

Liabilities
	December 31, 2020				December 31, 2019
Type of instruments	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-	(29,309,307)	(152,712,807)	(182,022,114)	-	(33,655,920)	(124,579,976)	(158,235,896)
Interbank deposits	-	-	(762,574)	(762,574)	-	-	(1,363,679)	(1,363,679)
Repurchase agreements and other similar secured borrowing	-	-	(2,216,163)	(2,216,163)	-	-	(1,313,737)	(1,313,737)
Borrowings from other financial institutions	-	-	(11,202,126)	(11,202,126)	-	-	(13,959,343)	(13,959,343)
Debt instruments in issue	(10,507,774)	(8,407,005)	(1,615,312)	(20,530,091)	(8,277,170)	(9,953,028)	(2,736,557)	(20,966,755)
Preferred shares	-	-	(602,987)	(602,987)	-	-	(673,564)	(673,564)
Total	(10,507,774)	(37,716,312)	(169,111,969)	(217,336,055)	(8,277,170)	(43,608,948)	(144,626,856)	(196,512,974)

IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the statement of financial position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not measured at fair value on a recurring and nonrecurring basis:

Short-term financial instruments

Short-term financial instruments are valued at their carrying amounts included in the consolidated statement of financial position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and bank acceptances outstanding.

Deposits from customers

The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. Fair value of deposits with no contractual maturities represents the amount payable on demand as of the statement of financial position date.

Interbank deposits and repurchase agreements and other similar secured borrowings

Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.

Borrowings from other financial institutions

The fair value of borrowings from other financial institutions were determined using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows were discounted using reference curves formed by the weighted average of the Bank’s deposit rates.

Debt instruments in issue

The fair value of debt instruments in issue, comprised of bonds issued by Bancolombia S.A. and its subsidiaries, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and the Bank’s creditworthiness.

Preferred shares

In the valuation of the liability component of preferred shares related to the minimum dividend of 1% of the subscription price, the Bank uses the Gordon Model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by the Bank and growth at a constant rate considering the Bank’s own perspectives of the payout ratio.

Loans and advances to customers

Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments suchs as commercial, small business loans, mortgage and consumer. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. The projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2020				December 31, 2019
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	Value	Level 1	Level 2	Level 3	Value
In millions of COP
Machinery and equipment	-	-	3,277	3,277	-	-	4,799	4,799
Real estate for residential purposes	-	-	70,252	70,252	-	-	112,789	112,789
Real estate different from residential properties	-	-	8,974	8,974	-	-	6,807	6,807
Total	-	-	82,503	82,503	-	-	124,395	124,395

Changes in Level 3 Fair-Value Category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2020 and 2019:

As of December 31, 2020

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2020	earnings							Level3	Level3	2020
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	126,049	14,325	-	4,325	(24,501)	-		(36,507)	40,558	(1,964)	122,285
Corporate bonds	2,030	1,344	-	-	-	-		(1,353)	8,771	-	10,792
Total	128,079	15,669	-	4,325	(24,501)	-		(37,860)	49,329	(1,964)	133,077
Derivative financial instruments
Foreign exchange contracts	394,280	16,561	-	463,285	(282,053)	(4,270)		-	308	(7,905)	580,206
Interest rate contracts	56,054	53,367	-	33,076	(3,934)	-		-	1,758	(4,148)	136,173
Equity contracts	142	-	-	-	(142)	-		-	-	-	-
Total	450,476	69,928	-	496,361	(286,129)	(4,270)	(1)	-	2,066	(12,053)	716,379
Equity securities
Equity securities	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)	(2)	-	27	(27,410)	445,356
Total	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)		-	27	(27,410)	445,356
Investment in associates
PA Viva Malls	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total Assets	2,908,073	124,668	36,682	526,967	(432,086)	(577,862)		(37,860)	51,422	(41,427)	2,558,577
Liabilities
Derivative financial instruments
Foreign exchange contracts	(119,643)	(4,067)	-	(73,770)	111,182	4,270		-	(12,325)	2,594	(91,759)
Interest rate contracts	(1,376)	-	-	(40)	519	-		-	(2,399)	857	(2,439)
Equity contracts	(199)	-	-	-	199	-		-	-	-	-
Total	(121,218)	(4,067)	-	(73,810)	111,900	4,270	(1)	-	(14,724)	3,451	(94,198)
Total liabilities	(121,218)	(4,067)	-	(73,810)	111,900	4,270	(1)	-	(14,724)	3,451	(94,198)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.
(2)

In 2020 the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income.

As of December 31, 2019

	Balance,	Included						Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		in to	out of	December 31,
	2019	earnings						Level3	Level3	2019
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by Government entities	6,407	19	-	-	(6,426)	-		-	-	-
Securities issued or secured by other financial entities	206,950	(27,912)	-	-	(16,606)	-		4,746	(41,129)	126,049
Corporate bonds	159	-	-	-	(159)	-		2,030	-	2,030
Total	213,516	(27,893)	-	-	(23,191)	-		6,776	(41,129)	128,079
Derivative financial instruments
Foreign exchange contracts	432,982	(9,939)	-	267,452	(291,571)	1,507		599	(6,750)	394,280
Interest rate contracts	51,296	15,213	-	11,968	(5,210)	(4,992)		11,893	(24,114)	56,054
Equity contracts	13	-	-	142	(13)	-		-	-	142
Total	484,291	5,274	-	279,562	(296,794)	(3,485)	(1)	12,492	(30,864)	450,476
Equity securities
Equity securities	1,539,600	148,269	(3,436)	8,298	(613,031)	-		-	-	1,079,700
Total	1,539,600	148,269	(3,436)	8,298	(613,031)	-		-	-	1,079,700
Investment in associates
PA Viva Malls	1,119,973	138,100	-	62,957	(71,212)	-		-	-	1,249,818
Total	1,119,973	138,100	-	62,957	(71,212)	-		-	-	1,249,818
Total Assets	3,357,380	263,750	(3,436)	350,817	(1,004,228)	(3,485)	(1)	19,268	(71,993)	2,908,073
Liabilities
Derivative financial instruments
Foreign exchange contracts	(102,981)	(292)	-	(113,046)	55,956	(1,507)		(5,792)	48,019	(119,643)
Interest rate contracts	(5,655)	14	-	(1,374)	330	4,992		-	317	(1,376)
Equity contracts	(260)	-	-	(199)	260	-		-	-	(199)
Total	(108,896)	(278)	-	(114,619)	56,546	3,485	(1)	(5,792)	48,336	(121,218)
Total liabilities	(108,896)	(278)	-	(114,619)	56,546	3,485	(1)	(5,792)	48,336	(121,218)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.

Level 3 fair value rollforward

The following were the significant Level 3 transfers for the period December 31, 2019 to 2020:

Transfer of COP (13,021) and COP 6,700 in 2020 and 2019 respectively, from Level 2 to Level 3 of the derivative foreign exchange contracts and Interest rate contracts, was presented due to the transfer of the credit risk from the Bank to the credit risk of the counterparty.

As of December 31, 2020 and 2019, unrealized gains and losses on debt instruments were COP 15,669 and COP (26,820); Equity Securities COP (17,045) and COP 152,801, respectively.

Transfers between Level 1 and Level 2 of the Fair Value Hierarchy

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2 as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
	Transfers Level 1	Transfers Level	Transfers Level	Transfers Level
	to Level 2	2 to Level 1	1 to Level 2	2 to Level 1
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	-	-	2,577	-
Securities issued or secured by Foreign Government	50	663	-	84
Total	50	663	2,577	84
Debt instruments at fair value through OCI
Securities issued or secured by Foreign Government	481,294	34,325	-	287,939
Total	481,294	34,325	-	287,939
Equity securities
Equity securities	-	70,206	72,423	-
Total	-	70,206	72,423	-

During the years ended December 31, 2020 and 2019, the Bank transferred securities from Level 1 to Level 2 primarily, because such securities had lower liquidity and lower traded in an active market.

As of December 31, 2020, the transfer from level 1 to level 2 for COP 481,294, corresponds to Banistmo S.A, of the debt instruments Republica de Panamá.

All transfers are assumed to occur at the end of the reporting period.

Quantitative Information about Level 3 Fair Value Measurements

The fair value of financial instruments is, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2020

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	108,992	Discounted cash flow	Yield	0.14% to 5.46%	2.73%	106,498	110,328
			Prepayment Speed	n/a	n/a	110,178	107,586
Other bonds	9,786	Discounted cash flow	Yield	2.20% to 2.20%	2.2%	9,335	10,267
			Liquidity risk	2.55% to 2.55%	2.55%	9,337	10,265
Time deposits	3,507	Discounted cash flow	Interest rate	2.95% to 5.10%	5.13%	3,499	3,514
Securities issued by other financial institutions	122,285
Corporate bonds
Corporate bonds	10,792	Discounted cash flow	Yield	3.32%	3.32%	10,711	10,890
Total debt instruments	133,077
Equity securities
Equity securities	445,356	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	335,589	Discounted cash flow	Credit spread	0% to 22.58%	3.69%	334,916	336,268
Swaps	252,080	Discounted cash flow	Credit spread	0% to 32.25%	4.39%	247,382	239,563
Options	34,512	Black-Scholes	Credit spread	0% to 36.99%	1.78%	34,270	34,732
Total derivative financial instruments	622,181
Investment in associates
P.A Viva Malls	1,263,765	Price-based	Price	n/a	n/a	n/a	n/a

As of December 31, 2019

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.48% to 6.41%	3.24%	90,111	92,906
TIPS	91,671	Discounted cash flow	Liquidity risk	Price	n/a	n/a	n/a
			Prepayment Speed	n/a	n/a	93,882	91,278
Other bonds	34,378	Discounted cash flow	Yield	0.81% to 1.06%	0.92%	33,364	35,448
			Liquidity risk	2.81% to 3.88%	3.21%	33,107	35,135
Securities issued by other financial institutions	126,049
Corporate bonds
Corporate bonds	2,030	Discounted cash flow	Yield	0.51%	0.51%	2,005	2,063
Total debt instruments	128,079
Equity securities
Equity securities	1,079,700	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Swaps	155,679	Discounted cash flow	Credit spread	0% to 40%	5.52%	150,683	149,630
Forward	126,662	Discounted cash flow	Credit spread	0% to 19.8%	3.73%	126,289	127,036
Options	46,917	Black-Scholes	Credit spread	0% to 32%	0.83%	46,561	47,134
Total derivative financial instruments	329,258
Investment in associates
P.A Viva Malls	1,249,818	Price-based	Price	n/a	n/a	n/a	n/a

The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of the Bank, the significant unobservable inputs and the respective sensivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity

Sales Comparison Approach - SCA

The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold. Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by the Bank to earn rentals or for capital appreciation.

Comparable Prices

The weighted average rates used in the capitalization methodology for revenues for 2019 are:

•   Direct capitalization: initial rate 8.06%

•   Discounted cash flow: discount rate: 11.17%, terminal rate: 8.25%.

The same weighted rates at December 31, 2020 were:

•   Direct capitalization: initial rate 7.84%

•   Discounted cash flow: discount rate: 11.23%, terminal rate: 8.03%.

The ratio between monthly gross income and real estate value (rental rate) considering the differences in placements and individual factors between properties and in a weighted way is 0.71% for 2019 and 0.70% for 2020.

An increase (Light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, considerable, normal, light) in the fair value of the asset, and vice versa.

An increase (Light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct Capitalization Discounted Cash Flows

Cost approach

Used to estimate the fair value of the property considering the cost to replace or build a property at the same or equal conditions of the asset to be measured, deducting the accumulated depreciation charge and adding-up the amount of the land.

Replacement cost

There has been no change to the valuation technique during the year for each asset.